Supplemental Oil And Natural Gas Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 MMcfe	Dec. 31, 2013 MMcfe	Dec. 31, 2012 MMcfe
Extractive Industries [Abstract]
Extension and discoveries	323,140.1	59,419.0	6,368.9
Discount rate	10.00%